Loans Modified as TDRs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Financing Receivable, Modifications [Line Items]
Number of Loans	10	5	1
Recorded Investment	$ 1,981	$ 1,719	$ 152
Allowance for Loan Losses	$ 32	$ 66	$ 17
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	3	1	1
Recorded Investment	$ 496	$ 107	$ 152
Allowance for Loan Losses	$ 32	$ 0	$ 17
Real estate: Multi-family and commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	5	2
Recorded Investment	$ 1,370	$ 1,405
Allowance for Loan Losses	$ 0	$ 46
Commercial business: Other [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1	2
Recorded Investment	$ 17	$ 207
Allowance for Loan Losses	$ 0	$ 20
Home Equity Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1
Recorded Investment	$ 98
Allowance for Loan Losses	$ 0